Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Operating Leases (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 961	$ 1,941
2022	1,963	1,963
2023	2,023	2,023
2024	2,093	2,093
2025	2,166	2,166
Thereafter	9,448	9,448
Total future minimum lease payments	$ 18,654	$ 19,634